Debt and Commitments - Company's Commitments under Operating Leases Requiring Annual Rental Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Leases [Abstract]
2015	$ 306
2016	273
2017	237
2018	188
2019	168
Thereafter	382
Total	$ 1,554